Redeemable Noncontrolling Interest - Narrative (Q3) (Details) - USD ($) $ in Thousands		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Sep. 20, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Redemption ratio		1
Number of days after redemption notice date that redemption must be settled		10 years
Redemption value of noncontrolling interest	$ 369,300	$ 369,300
Excess redeemable noncontrolling interest over carrying amount	344,300	344,300
Fair value adjustment to redeemable noncontrolling interest	344,371
Additional Paid in Capital
Noncontrolling Interest [Line Items]
Fair value adjustment to redeemable noncontrolling interest	17,602	17,600
Retained Earnings (Deficit)
Noncontrolling Interest [Line Items]
Fair value adjustment to redeemable noncontrolling interest	$ 326,769	$ 326,700
Common Class A
Noncontrolling Interest [Line Items]
Common unit, units outstanding (in units)					19,495,376	19,495,376
Common stock, shares outstanding (in shares)	9,453,604	9,453,604
Stockholders' equity, conversion, threshold volume weighted average price period		5 days
Legacy AON Shareholders | AON LLC
Noncontrolling Interest [Line Items]
Common unit, units outstanding (in units)	28,109,796	28,109,796
Allocation of income to controlling and noncontrolling interests	81.00%	67.90%	100.00%	100.00%
Common stock, shares outstanding (in shares)	25,109,551	25,109,551
Class of warrant outstanding (in warrants)	3,000,245	3,000,245
LLC ownership threshold, percentage	50.00%	50.00%
AON Inc. | AON LLC
Noncontrolling Interest [Line Items]
Allocation of income to controlling and noncontrolling interests	19.00%